Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Escrow deposit	$ 51,000
Allowance for doubtful account	$ 545,420	$ 545,420	$ 542,745
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	250,000,000	250,000,000
Common stock, shares, issued	200,005,368	129,836,060	105,051,540
Common stock, shares, outstanding	200,005,368	129,836,060	105,051,540
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value per share	$ 1	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	2,000,000	2,000,000
Preferred stock, shares issued	31,000	31,000
Preferred stock, shares outstanding	31,000	31,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	31,000	31,000	0
Preferred stock, shares outstanding	31,000	31,000	0
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 53,556	$ 5,238	$ 0